Label	Element	Value
Invesco S&P 500 QVM Multi-factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 16, 2022 TO THE PROSPECTUSES DATED
DECEMBER 17, 2021, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 QVM Multi-factor ETF (QVML)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
(the “Funds”)

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco S&P 500 QVM Multi-factor ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following replaces the first bulleted paragraph of the section titled “Principal Investment Strategies” in each Fund’s Summary Prospectus and in the section titled “Summary Information— Principal Investment Strategies” in each Fund’s Prospectus:
•
The Quality score of each stock is based on the following three fundamental measures: (i) return on equity, (ii) accruals ratio, and (iii) financial leverage ratio (the Quality score of companies in the Financials or Real Estate sectors according to the Global Industry Classification Standard (“GICS”) is based only on the return on equity and financial leverage ratio measures).
Please Retain This Supplement For Future Reference.